Business Segment Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Segment Information
Asset held for sale	$ 452,467	$ 475,477
Segment liabilities	122,797	142,970
Operating segments
Business Segment Information
Asset held for sale	452,467	475,477
Segment liabilities	122,797	142,970
Operating segments | Iron Ore Royalty
Business Segment Information
Asset held for sale	221,116	211,462
Segment liabilities	51,617	51,896
Operating segments | Industrial Equity
Business Segment Information
Asset held for sale	71,284	112,403
Segment liabilities	19,708	39,312
Operating segments | Merchant banking
Business Segment Information
Asset held for sale	128,977	123,864
Segment liabilities	50,804	50,902
Operating segments | All other segments
Business Segment Information
Asset held for sale	31,090	27,748
Segment liabilities	$ 668	$ 860